Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

Subsequent events have been reviewed through the date these consolidated financial statements were issued and required no adjustments or disclosures other than the following:

On March 8, 2024, the shareholders of the Company approved:

(i)	all the authorized and issued and outstanding ordinary shares of a par value of US$0.000000385 each (the “Ordinary Shares”) in the share capital of the Company held by existing shareholders of the Company as of March 8, 2024 except the 21,395,400 Ordinary Shares held by BIN XUE, GBUY GLOBAL LTD, and WEBUY TALENT LTD be re-designated and re-classified as class A ordinary shares with a par value of US$0.000000385 each (the “Class A Ordinary Shares”) on a one for one basis;

(ii)	the 21,395,400 authorized and issued and outstanding ordinary shares held by BIN XUE, GBUY GLOBAL LTD, and WEBUY TALENT LTD be re-designated and re-classified as 21,395,400 class B ordinary shares with a par value of US$0.000000385 each (the “Class B Ordinary Shares”) on a one for one basis;

(iii)	259,919,013,800 authorized but unissued Ordinary Shares be re-designated and re-classified into 259,919,013,800 Class A Ordinary Shares with a par value of US$0.000000385; and

(iv)	re-designate 28,604,600 authorized but unissued Ordinary Shares into 28,604,600 Class B Ordinary Shares with a par value of US$0.000000385 each with ten (10) votes per share and with other rights attached to it as set out in the Second Amended and Restated Memorandum and Articles of Association on a one for one basis.

On January 5, 2024, a third party issued an unsecured promissory note to the Company, pursuant to which the Company lent a principal amount of $2,500,000. The note bears interest at the rate of 3% per month and payable one month from the disbursement of funds by the Company.

The Company incorporated Webuy Advisory Pte. Ltd. on February 2, 2024.